UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

COVIDIEN LTD

Ticker Symbol:COV	Cusip Number:G2552X108
Record Date: 1/16/2008	Meeting Date: 3/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the directors	For	Issuer	For	With

ALCOA INC

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 2/11/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE INDEPENDENT AUDITOR.	For	Issuer	For	With
3	SHAREHOLDER REQUESTING REPORT ON HOW ALCOA'S ACTION TO REDUCE ITS IMPACT ON CLIMATE CHANGE HAS AFFECTED THE GLOBAL CLIMATE.	Against	Issuer	Against	With

AMERICAN FINANCIAL GROUP, INC.

Ticker Symbol:AFG	Cusip Number:025932104
Record Date: 3/18/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR 2008	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL REGARDING CERTAIN EMPLOYMENT POLICIES	Against	Issuer	Against	With

AMERICNA EAGLE OUTFITTERS, INC

Ticker Symbol:AEO	Cusip Number:02553E106
Record Date: 4/28/2008	Meeting Date: 6/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1C	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2009.	For	Issuer	For	With

ASHFORD HOSPITALITY TRUST, INC.

Ticker Symbol:AHT	Cusip Number:044103109
Record Date: 3/17/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With
3	TO APPROVE AMENDMENTS TO THE COMPANY'S AMENDED AND RESTATED 2003 STOCK INCENTIVE PLAN THAT WILL INCREASE THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN BY 3,750,000 SHARES AND ELIMINATE THE CURRENT LIMITATION ON THE MAXIMUM NUMBER OF SHARES OF COMMON STOCK THAT CAN BE ISSUED UNDER THE PLAN TO ANY ONE PARTICIPANT IN ANY ONE CALENDAR YEAR.	For	Issuer	For	With

AUTOMATIC DATA PROCESSING, INC

Ticker Symbol:ADP	Cusip Number:053015103
Record Date: 9/14/2007	Meeting Date: 11/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the nominees	For	Issuer	For	With
2	appointment of deloitte & touche LLP	For	Issuer	For	With

BROADRIDGE GINANCIAL SOLUTIONS, INC

Ticker Symbol:BR	Cusip Number:11133T103
Record Date: 10/17/2007	Meeting Date: 11/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the nominees	For	Issuer	For	With
2	appointment of deloitte & touche LLP	For	Issuer	For	With

CHESAPEAKE ENERGY CORPORATION

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/14/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR EDED DECEMBER 21, 2008.	For	Issuer	For	With
4	TO CONSIDER A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With

CHRISTOPHER & BANKS CORPORATION

Ticker Symbol:CBK	Cusip Number:171046105
Record Date: 6/4/2007	Meeting Date: 8/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTIN OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE 2006 SENIOR EXECUTIVE INCENTIVE PLAN	For	Issuer	For	With
3	TO APPROVE AN INCREASE IN SHARES UNDER THE 2005 STOCK INCENTIVE PLAN	For	Issuer	For	With
4	RATIFY THE PRICEWATERHOUSECOOPERS LLP AS ACCOUNTING FIRM	For	Issuer	For	With

CIMAREX ENERGY CO.

Ticker Symbol:XEC	Cusip Number:171798101
Record Date: 3/26/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2008.	For	Issuer	For	With

COMPASS MINERALS INTERNATIONAL, INC

Ticker Symbol:CMP	Cusip Number:20451N101
Record Date: 3/24/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2008	For	Issuer	For	With

DOMINION RESOURCES, INC

Ticker Symbol:D	Cusip Number:25746U109
Record Date: 2/29/2008	Meeting Date: 5/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DERECTORS	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS FOR 2008	For	Issuer	For	With

EAGLE MATERIALS INC

Ticker Symbol:EXP	Cusip Number:26969P108
Record Date: 6/8/2007	Meeting Date: 8/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Ernst & young LLP as independent auditors for 2008	For	Issuer	For	With

EQYITY ONE, INC

Ticker Symbol:EQY	Cusip Number:294752100
Record Date: 3/31/2008	Meeting Date: 5/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR 2008.	For	Issuer	For	With

EUROSEAS LTD.

Ticker Symbol:ESEA	Cusip Number:Y23592200
Record Date: 5/16/2008	Meeting Date: 6/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE NOMINEE.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF AUDITORS- RATIFICATION OF THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

FIDELITY NATIONAL FINANCIAL, INC.

Ticker Symbol:FNF	Cusip Number:31620R105
Record Date: 3/31/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIRY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE THE FIDELITY NATIONAL FINANCIAL INC. AMENDED AND RESTATED 2005 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With

FIDELITY NAT'L INFORMATION SERVICES

Ticker Symbol:FIS	Cusip Number:31620M106
Record Date: 3/31/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE THE FIDELITY NATIONAL INFORMATION SERVICES, INC. 2008.	For	Issuer	For	With

FREEPORT-MCMORAN COPPER INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/15/2008	Meeting Date: 6/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
3	APPROVAL OF THE PROPOSED AMENDMENT TO THE FREEPORT-MCMORAN COPPER & GOLD INC. AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 1,800,000,000.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.	For	Issuer	For	With

GARMIN LTD

Ticker Symbol:GRMN	Cusip Number:G37260109
Record Date: 4/10/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GARMIN'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.	For	Issuer	For	With

GRACO INC.

Ticker Symbol:GGG	Cusip Number:384109104
Record Date: 2/25/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the nominees	For	Issuer	For	With
2	ratification of appointment of deloitte & touch LLP as the independend public accounting firm.	For	Issuer	N/A	N/A

HELIX ENERGY SOLUTIONS GROUP, INC.

Ticker Symbol:HLX	Cusip Number:42330P107
Record Date: 3/28/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE ELECTION OF THE NOMINEES	For	Issuer	For	With

HIGHWOODS PROPERTIES, INC.

Ticker Symbol:HIW	Cusip Number:431284108
Record Date: 3/3/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With
3	APPROVAL OF A PROPOSED CHARTER AMENDMENT TO DECLASSIFY THE BOARD OF DIRECTORS.	For	Issuer	For	With

HIGHWOODS PROPERTIES, INC.

Ticker Symbol:HIW	Cusip Number:431284108
Record Date: 3/3/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With

ION GEOPHYSICAL

Ticker Symbol:IO	Cusip Number:462044108
Record Date: 4/2/2008	Meeting Date: 5/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the nominees	For	Issuer	For	With
2	to approve certain amendment to the 2004 long-term incentive plan to increase the total number of shares of ION's common stock available for issuance under the plan	For	Issuer	For	With
3	to ratify the appointment of ernst & youngs LLP as ION's registered public accounting firm for 2008	For	Issuer	For	With

JER INVESTORS INC

Ticker Symbol:JRT	Cusip Number:46614H301
Record Date: 4/29/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	For	Issuer	For	With

L-3 COMMUNICATIONS HOLDINGS, INC

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/3/2008	Meeting Date: 4/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the nominees	For	Issuer	For	With
2	Approval of the L-3 communications holdings, Inc 2008 Long term performance plan	For	Issuer	For	With
3	approval of the L-3 communications holings, Inc 2008 directors stock incentive plan	For	Issuer	For	With
4	ratification of the appointment of pricewaterhousecoopers LLP as our independent registered public accounting firm for 2008	For	Issuer	For	With

LOWE'S COMPANIES, INC

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/28/2008	Meeting Date: 5/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	TO APPROVE THE AMENDMENTS TO LOWE'S ARTICLES OF INCORPORATION ELIMINATING THE CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDIJG SUPERMAJORITY VOTE REQUIREMENTS.	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION PLAN.	Against	Issuer	Against	With

MEDTRONIC, INC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/25/2007	Meeting Date: 8/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY PRICEWATERHOUSECOOPERS LLP AS ACCOUNTING FIRM	For	Issuer	For	With
3	TO AMEND PROVIDING THE ANNUAL ELECTION OF ALL DIRECTORS	For	Issuer	For	With

MERITAGE HOMES

Ticker Symbol:MTH	Cusip Number:59001A102
Record Date: 3/31/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	TO APPROVE THE AMENDMENT TO THE 2006 STOCK INCENTIVE P;AN	For	Issuer	For	With
4	TO APPROVE THE AMENDMENT OT THE 2006 STOCK INCENTIVE PLAN TO	For	Issuer	For	With
5	TO APPROVE AUTHORIZATION OF PREFERRED STOCK	For	Issuer	For	With

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
3	TO APPROVE THE ADOPTION OF THE SECOND AMENDED AND RESTERATED BYE-LAWS OF THE COMPANY, WHICH WOULD GO INTO EFFECT FROM THE CONCLUSION OF THE ANNUAL GENERAL MEETING.	For	Issuer	For	With
4	TO APPOINT PRICEWATERHOUSECOOPERS, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTIG FIRM OF HAMILTON, BERMUDA, AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2008 AND TO AUTHORIZE THE COMPANY'S BOARD, ACTING BY THE COMPANY'S AUDIT COMMITTEE, TO SET THEIR REMUNERATION.	For	Issuer	For	With
5	TO CONSIDER SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANUAL GENERAL MEETING OR ANT ADJOURNMENTS THEREOF.	For	Issuer	For	With

MYLAN INC.

Ticker Symbol:MYL	Cusip Number:628530107
Record Date: 3/25/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVE AN AMENDMENT TO THE 2003 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

ORIENTAL FINANCIAL GROUP INC.

Ticker Symbol:OFG	Cusip Number:68618W100
Record Date: 4/21/2008	Meeting Date: 6/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVAL OF AMENDMENT TO THE ORIENTAL FINANCIAL GROUP INC. 2007 OMNIBUS PERFORMANCE INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.	For	Issuer	For	With

PETROHARK ENERGY CORPORATION

Ticker Symbol:HK	Cusip Number:716495106
Record Date: 5/21/2007	Meeting Date: 7/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the corporation third amended and restated 2004 employee incentive plan	For	Issuer	For	With
3	Ratify Deloitte as independent auditor for 2007	For	Issuer	For	With

PETROHAUK ENERGY CORPAORATION

Ticker Symbol:HK	Cusip Number:716495106
Record Date: 3/28/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the nominees	For	Issuer	For	With
2	Ratification of the appointment of deloitte & touche LLP as independent auditor for 2008	For	Issuer	For	With

RAMCO-GERSHENSON PROPERTIES TRUST

Ticker Symbol:RPT	Cusip Number:751452202
Record Date: 4/14/2008	Meeting Date: 6/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE TRUST'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	For	Issuer	For	With
3	APPROVAL OF THE 2008 RESTRICTED SHARE P;AN FOR NON-EMPLOYEE TRUSTEES.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD OF TRUSTEES TAKE THE NECESSARY STEPS TO DECLASSIFY THE BOARD OF TRUSTEES.	Against	Issuer	Against	With

SANDDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 3/31/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A a -- g	ELECTION OF DIRECTORS	For	Issuer	For	With

SANDDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 3/31/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A a -- g	ELECTION OF THE DIRECTORS	For	Issuer	For	With
B 1	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 28, 2008.	For	Issuer	For	With
B 2	TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR DIRECTORS OF THE COMPANY.	Against	Issuer	Against	With

SAUL CENTERS, INC

Ticker Symbol:BFS	Cusip Number:804395101
Record Date: 3/7/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	For	Issuer	For	With
3	APPROVAL OF AMENDMENTS TO 2004 STOCK PLAN.	For	Issuer	For	With
4	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.	For	Issuer	For	With

SEALED AIR CORPORATION

Ticker Symbol:SEE	Cusip Number:81211K100
Record Date: 3/24/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 -- 9	ELECTION OF DIRECTORS	For	Issuer	For	With
10	APPROVAL OF THE AMENDED 2005 CONTINGENT STOCK P;AN OF SEALED AIR CORPORATION.	For	Issuer	For	With
11	APPROVAL OF THE AMENDED PERFORMANCE-BASED COMPENSATION PROGRAM OF SEALED AIR CORPORATION.	For	Issuer	For	With
12	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

SILICON IMAGEM, INC

Ticker Symbol:SIMG	Cusip Number:82705T102
Record Date: 3/28/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	APPROVAL OF 2008 EQUITY INCENTIVE PLAN TO REPLACE 1999 EQUITY.	For	Issuer	For	With
3	APPROVAL OF AMENDMENT OF 1999 EMPLOYEE STOCK PURCHASE PLAN TO EXTEND TERM OF THE PURCHASE PLAN.	For	Issuer	For	With
4	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS SILICON IMAGE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 2/29/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	For	Issuer	For	With
3	APPROVAL OF THE 2008 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With

SYSCO CORPORATION

Ticker Symbol:SYY	Cusip Number:871829107
Record Date: 9/11/2007	Meeting Date: 11/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the directors	For	Issuer	For	With
2	to approve the 2007 stock incentive plan	For	Issuer	For	With
3	to approve the amended and restated sysco corporation 1974 employees' stock purchase plan to a reserve 6000000 additional shares of sysco corporation common stock for issuance under such plan and provide that with respect to sysco's foreign subsidiaries, all as more fully described in the proxy statement	For	Issuer	For	With
4	to ratify the appointment of ernst & young LLP as sysco's independent accountants for fiscal 2008	For	Issuer	For	With

THE COCA-COLA COMPANY

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/22/2008	Meeting Date: 4/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	the election of the nominees	For	Issuer	For	With
2	Ratification of the appointment of ernst & Young LLp as independent auditors	For	Issuer	For	With
3	approval of the coca-cola company 2008 stock option plan	For	Issuer	For	With
4	shareowner proposal regarding an advisory vote on executive compensation	Against	Issuer	Against	With
5	shareowner proposal regarding an independent board chair	Against	Issuer	Against	With
6	shareowner proposal regarding a board committee on human rights	Against	Issuer	Against	With

TITANIUM METALS CORPORATION

Ticker Symbol:TIE	Cusip Number:888339207
Record Date: 3/31/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	ADOPTION OF THE TITANIUM METALS CORPORATION 2008 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/2/2008	Meeting Date: 6/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007 TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN.	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/2/2008	Meeting Date: 6/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	TO DECEIVE AND CONSIDER THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007 TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN.	For	Issuer	For	With
O3	TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE AUDITOR'S REMUNEARATION.	For	Issuer	For	With
S4	THAT THE COMPANY AND /OR SUBSIDIARY OF THE COMPANY BE GENERALLY AUTHORIZE TO MAKE ONE OR MORE MARKET PURCHASES. ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
S5	THAT SUBJECT TO THE PASSING OF RESOLUTION 4 ABOVE AD TO THE PROVISIONS OF THE COMPANIES ACT, 1990 FOR THE PRUPOSES OF SECTION 209 OF THE COMPANIES ACT, 1990. THE RE-ISSUE PRICE RANGE WT WHICH TREASURY SHARE MAY BE RE-ISSUED OFF -MARKET.	For	Issuer	For	With
S6	THAT THE DIRECTORS, BEING GENERALLY AUTHORIZED IN THAT REGARD, BE AND HEREBY EMPOWERED PURSUANT TO SECTION 24 OF THE COMPANIES ACT, 1983 TO ALLOT EQUITY SECURITIES BY WAY OF FUTURE FINANCING, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
O2	TO RE-ELECT MR. DENIS BURGER AS A DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-ELECTION.	For	Issuer	For	With

TRINITY INDUSTRIES, INC

Ticker Symbol:TRN	Cusip Number:869522109
Record Date: 3/20/2008	Meeting Date: 5/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO APPROVE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2008.	For	Issuer	For	With

TSAKOS ENERGY NAVIGATION LTD

Ticker Symbol:TNP	Cusip Number:G9108L108
Record Date: 4/11/2008	Meeting Date: 6/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES	For	Issuer	For	With
2	APPROVAL OF THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007, TOGETHER WITH THE AUDITORS' REPORT.	For	Issuer	For	With
3	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG, ATHENS AS AUDITORS.	For	Issuer	For	With
4	AUTHORIZATION OF THE REMUNERATION OF DIRECTORS.	For	Issuer	For	With
5	APPROVAL OF AMENDMENTS T THE COMPANY'S BYE-LAWS.	For	Issuer	For	With

TYCO ELECTRONICS LTD

Ticker Symbol:TEL	Cusip Number:G9144P105
Record Date: 1/8/2008	Meeting Date: 3/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of the nominees	For	Issuer	For	With
2	appointment of deloitte & touche LLP as tyco electronics' independent auditor and authorization of the audit committee of the board of directors to set the independent auditor's	For	Issuer	For	With

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number:G9143X208
Record Date: 1/2/2008	Meeting Date: 3/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the nominees	For	Issuer	For	With
2	RE-appointment of deloitte & Touche LLP as independent auditors and authorization for the audit committee of the board of directors to set the auditors remumeration	For	Issuer	For	With
3	Amendments to the company's bye-laws	For	Issuer	For	With

ZIMMER HOLDINGS, INC

Ticker Symbol:ZMH	Cusip Number:98956P102
Record Date: 3/6/2008	Meeting Date: 5/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1D	ELECTION IF DIRECTORS	For	Issuer	For	With
2	AUDITOR RATIFICATION.	For	Issuer	For	With
3	APPROVAL OF THE AMENDED ZIMMER HOLDINGS, INC EXECUTIVE PERFORMANCE INCENTIVE PLAN.	For	Issuer	For	With
4	AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE SUPER-MAJORITY VOTING REQUIREMENTS.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 13, 2008

*Print the name and title of each signing officer under his or her signature.